DEBT - Revolving Credit Facility (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Feb. 29, 2020	Feb. 29, 2020	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Line of Credit Facility [Line Items]
Covenants compliance			we were in compliance with our financial covenants.	we were in compliance with our financial covenants.
Revolving credit facility
Line of Credit Facility [Line Items]
Commitment for increased borrowing	$ 400.0
Amount outstanding			$ 0.0	$ 0.0
Commitment fees			0.8	1.2	$ 1.2
Covenants compliance		In February 2020, we amended and restated the Revolver, eliminating one of the financial covenants and extending its maturity date to February 13, 2025.
Uncommitted lines of credit
Line of Credit Facility [Line Items]
Uncommitted lines of credit			390.0
Short term borrowings outstanding			$ 22.2	$ 37.4
Weighted average interest rate			3.60%	6.40%